LEASES	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES
5. LEASES
The Company has an operating lease for approximately
four thousand
five hundred square feet of corporate office space. The weighted-average remaining lease term as of December 31, 2025 was
1 year, 9 months
. The weighted-average discount rate utilized on our operating lease liabilities as of December 31, 2025 was 9.00%.
Operating leases are included in operating lease ROU assets, operating lease liabilities, and operating lease liabilities, noncurrent in our consolidated balance sheets as of December 31, 2025 and 2024.
The following table summarizes the presentation of the Company’s operating lease as presented on the consolidated balance sheets:

(in thousands)	DECEMBER 31, 2025	DECEMBER 31, 2024
Assets:
Operating lease right-of-use assets	$175	$152

Liabilities:
Operating lease liabilities	$94	$154
Operating lease liabilities, noncurrent	82	—

Total operating lease liabilities	$176	$154

Future minimum lease payments from December 31, 2025 until the expiration of the operating lease are as follows:

(in thousands)
2026	$106
2027	84
Thereafter	—

Total lease payments	190
Less: imputed discount rate	(14)

Carrying value of operating lease liabilities	$176

The Company incurred $0.2 million in operating lease rent expense for both years ended December 31, 2025 and 2024. Lease payments made were $0.2 million and $0.3 million for the years ended December 31, 2025 and 2024, respectively, with such amounts reflected on the consolidated statements of cash flows in operating activities.